Statements of Changes in Equity - DKK (kr) kr in Millions	Parent Company Reportable Legal Entities Share capital	Parent Company Reportable Legal Entities Share premium	Parent Company Reportable Legal Entities Retained earnings	Parent Company Reportable Legal Entities	Share capital	Share premium	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2021					kr 66	kr 12,029	kr 9,931	kr 22,107
Net profit							5,452	5,452
Transactions with owners:
Exercise of warrants						280		280
Purchase of treasury shares							(908)	(908)
Share-based compensation expenses							439	439
Withholding taxes on behalf of employees on net settled RSUs							(88)	(88)
Tax on items recognized directly in equity							(17)	(17)
Balance at end of period at Dec. 31, 2022	kr 66	kr 12,309	kr 15,741	kr 28,116	66	12,309	14,809	27,282
Net profit			4,744	4,744			4,352	4,352
Transactions with owners:
Exercise of warrants		152		152		152		152
Purchase of treasury shares			(564)	(564)			(564)	(564)
Share-based compensation expenses			586	586			586	586
Withholding taxes on behalf of employees on net settled RSUs			(103)	(103)			(103)	(103)
Tax on items recognized directly in equity			(57)	(57)			(57)	(57)
Balance at end of period at Dec. 31, 2023	66	12,461	20,347	32,874	66	12,461	19,023	31,610
Net profit			11,867	11,867			7,844	7,844
Transactions with owners:
Exercise of warrants		129		129		129		129
Purchase of treasury shares			(3,879)	(3,879)			(3,879)	(3,879)
Share-based compensation expenses			721	721			721	721
Withholding taxes on behalf of employees on net settled RSUs			(109)	(109)			(109)	(109)
Tax on items recognized directly in equity			(7)	(7)			(49)	(49)
Balance at end of period at Dec. 31, 2024	kr 66	kr 12,590	kr 28,940	kr 41,596	kr 66	kr 12,590	kr 23,551	kr 36,697